Borrowings (Details 2)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Short Term Bank Borrowing Interest Rate 5.936 Percent Member CNY	Dec. 31, 2013 Notes payable [Member] CNY	Dec. 31, 2013 Short-term bank borrowings guaranteed by a guarantee agent [Member] CNY	Dec. 31, 2014 Short-term bank borrowing guaranteed by the deposit [Member] Short-term bank borrowing guaranteed by the deposit, interest rate 6.6% [Member] CNY	Jan. 31, 2014 Short-term bank borrowing guaranteed by the deposit [Member] Short-term bank borrowing guaranteed by the deposit, interest rate 6.6% [Member] CNY	Dec. 31, 2014 Short-term bank borrowing guaranteed by the deposit [Member] Short-term bank borrowing guaranteed by the deposit, interest rate 2.885% [Member] CNY	Dec. 31, 2014 Short-term bank borrowing guaranteed by the subsidiaries [Member] Short-term bank borrowing guaranteed by the subsidiaries, interest rate 6.6% [Member] CNY	Sep. 30, 2014 Short-term bank borrowing guaranteed by the subsidiaries [Member] Short-term bank borrowing guaranteed by the subsidiaries, interest rate 6.6% [Member] CNY	Dec. 31, 2014 Short-term bank borrowings CNY	Dec. 31, 2013 Short-term bank borrowings CNY	Dec. 31, 2014 Short-term bank borrowings guaranteed by the Founder, Ray Ruiping Zhang [Member] CNY	Dec. 31, 2013 Short-term bank borrowings guaranteed by the Founder, Ray Ruiping Zhang [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings		300,397,309	109,157,440	30,000,000	84,157,440	25,000,000	82,000,000		100,000,000	38,397,309		250,397,309	0	50,000,000	0
Restricted cash	31,066,962	192,758,072	30,247,232		30,247,232		88,258,072		104,500,000
Loan facility maximum borrowing capacity								150,000,000	200,000,000		43,000,000
Interest rate (as a percent)				5.936%		6.90%	6.60%		2.885%	6.60%				6.60%
Weighted average interest rate	6.58%	6.58%	6.38%